OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2021
OTHER INCOME
Schedule of other income

	01.01.2021	01.01.2020	01.01.2019
Description	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Gain on disposal of Property, plant and equipment	480,401	16,005	265,514
Recovery of PIS credit and COFINS (1)	—	6,744,341	40,281,550
Others	857,477	1,595,952	400,094
Total	1,337,878	8,356,298	40,947,158
(1)	See Note 6 for more information on recovery.